Income Tax - Additional Information (Detail)	11 Months Ended
Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Valuation allowance	$ 773,056
Unrecognized tax benefits	0
Amount accrued for payment of interest and penalties	0
Changes to the uncertain tax position	$ 0